Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 5,613,057	$ 4,705,084
Less: accumulated amortization	(760,816)	(485,063)
Intangible assets, net	4,852,241	4,220,021
Self-developed software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	94,660	95,626
Acquired ERP system [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 5,518.397	$ 4,609,458